SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Options outstanding	12,375,416
Granted	8,134,375	6,274,166	140,000
Forfeited	(1,307,743)
Expired	(557,882)
Exercised	(1,115,625)
Options outstanding	17,528,541	12,375,416
Options vested or expected to vest	12,978,233
Options exercisable	9,965,138
Weighted Average Exercise Price
Options outstanding	$ 0.87
Granted	0.59
Forfeited	0.56
Expired	0.59
Exercised	0.25
Options outstanding	0.50	$ 0.87
Options vested or expected to vest	0.40
Options exercisable	$ 0.42
Weighted Average Remaining Contract Life
Options outstanding	7 years 5 months 23 days
Options vested or expected to vest	6 years 1 month 13 days
Options exercisable	6 years 4 months 17 days
Aggregate Intrinsic Value
Options outstanding	$ 2,973,866
Options vested or expected to vest	3,499,985
Options exercisable	$ 2,434,628